UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.
_____________________________________
(Exact name of registrant as specified in charter)

Finsbury Dials
20 Finsbury Street
London EC2Y 9AQ
_____________________________________
(Address of principal executive offices) (Zip code)

CSC
Suite 3100
1133 Avenue of the Americas
New York, NY 10036
_____________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 302 791 1763

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.
INVESTMENT PORTFOLIO
AT MARCH 31, 2008 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCKS — (unless otherwise noted)
CHINA (32.7%)
Airlines (1.1%)
Air China, Ltd. 'H'	1,450,000	1,224,069
Beverages (0.8%)
Yantai Changyu Pioneer Wine Co. 'B'	144,888	912,223
Commercial Banks (8.2%)
China Construction Bank Corp. 'H'	6,363,000	4,750,185
China Merchants Bank Co., Ltd. 'H'	1,272,000	4,404,721
		9,154,906
Construction & Engineering (2.1%)
China Communications Construction Co., Ltd. 'H'	813,000	1,796,766
China Railway Construction Corp. 'H' (a)	419,000	576,063
		2,372,829
Construction Materials (1.0%)
China National Building Material Co., Ltd. 'H'	456,000	1,074,575
Diversified Consumer Services (0.7%)
New Oriental Education & Technology Group ADR (a)	12,700	823,722
Health Care Equipment & Supplies (0.0%)
Health Asia Medicentres (a)	1,000,000	-
Hotels, Restaurants & Leisure (1.6%)
Ajisen China Holdings, Ltd. (a)	653,000	822,265
Ctrip.com International, Ltd. ADR	18,290	969,736
		1,792,001
Insurance (2.7%)
China Life Insurance Co., Ltd. 'H'	871,000	2,993,743
Internet Software & Services (1.3%)
Tencent Holdings, Ltd.	259,200	1,477,070
Marine (1.7%)
China COSCO Holdings Co., Ltd. 'H'	771,300	1,871,104
Metals & Mining (0.6%)
Zijin Mining Group Co., Ltd. (a)	658,000	629,030
Multiline Retail (1.3%)
Parkson Retail Group, Ltd.	178,000	1,500,363

Oil, Gas & Consumable Fuels (4.9%)
China Petroleum & Chemical Corp. 'H'	3,302,000	2,825,685
China Shenhua Energy Co., Ltd. 'H'	647,000	2,585,456
		5,411,141
Real Estate Management & Development (3.0%)
China Vanke Co., Ltd. 'B'	500,800	1,113,225
Guangzhou R&F Properties Co., Ltd. 'H'	588,400	1,561,224
Soho China, Ltd. (a)	1,033,500	695,848
		3,370,297
Software (0.7%)
Perfect World Co., Ltd. ADR (a)	32,000	726,720
Specialty Retail (1.0%)

Belle International Holdings, Ltd.	1,070,000	1,109,506
TOTAL CHINA		36,443,299
HONG KONG (32.4%)
Commercial Banks (1.0%)
Hang Seng Bank Ltd.	60,100	1,088,073
Diversified Financial Services (2.2%)
Hong Kong Exchanges & Clearing, Ltd.	141,500	2,429,044
Independent Power Producers & Energy Traders (0.8%)
China Resources Power Holdings Co.	444,000	872,865
Leisure Equipment & Products (1.1%)
Li Ning Co., Ltd.	418,000	1,178,917
Multiline Retail (1.0%)
Lifestyle International Holdings, Ltd.	522,500	1,110,438
Oil, Gas & Consumable Fuels (3.3%)
CNOOC, Ltd.	2,462,000	3,637,964
Real Estate Management & Development (10.5%)
Cheung Kong Holdings, Ltd.	367,000	5,210,757
Hang Lung Properties, Ltd.	405,000	1,433,670
Kerry Properties, Ltd.	266,800	1,607,797
Sun Hung Kai Properties, Ltd.	154,000	2,402,215
Wharf Holdings Ltd.	231,000	1,087,823
		11,742,262
Specialty Retail (1.6%)
Esprit Holdings, Ltd.	153,200	1,838,562
Wireless Telecommunication Services (10.9%)
China Mobile, Ltd.	682,500	10,155,089
China Unicom, Ltd.	618,000	1,300,693
Hutchison Telecommunications International, Ltd.	510,000	727,387
		12,183,169
TOTAL HONG KONG		36,081,294
TAIWAN (33.1%)
Chemicals (4.6%)
Formosa Plastics Corp.	881,000	2,665,083
Nan Ya Plastics Corp.	974,000	2,420,613
		5,085,696
Commercial Banks (3.1%)
Chinatrust Financial Holding Co., Ltd. (a)	3,557,000	3,436,460
Computers & Peripherals (3.2%)
Acer, Inc.	771,000	1,380,615
InnoLux Display Corp.	408,000	1,073,066
Wistron Corp.	698,000	1,112,039
		3,565,720
Construction Materials (1.4%)
Asia Cement Corp.	861,760	1,540,301
Diversified Telecommunication Services (2.6%)
Chunghwa Telecom Co., Ltd.	1,121,000	2,948,301
Electronic Equipment & Instruments (6.4%)
AU Optronics Corp.	1,323,000	2,295,038
Chroma ATE, Inc.	387,000	915,924
HON HAI Precision Industry Co., Ltd.	516,740	2,959,652

Tripod Technology Corp.	294,348	993,126
		7,163,740
Insurance (3.8%)
Cathay Financial Holding Co., Ltd.	1,657,000	4,227,110
Real Estate Management & Development (0.9%)
Ruentex Development Co., Ltd.	808,000	965,467
Semiconductors & Semiconductor Equipment (7.1%)
MediaTek, Inc.	78,000	1,027,008
Powertech Technology, Inc.	307,000	1,101,499
Siliconware Precision Industries Co.	547,000	918,284
Taiwan Semiconductor Manufacturing Co., Ltd.	2,367,538	4,917,515
		7,964,306
TOTAL TAIWAN		36,897,101
TOTAL INVESTMENTS
(98.2% of Net Assets)
(Cost $102,954,014)		109,421,694
Other Assets in excess of Liabilities
(1.8% of Net Assets)		1,955,280
NET ASSETS (100.0%)		$111,376,974

As of March 31, 2008, aggregate cost for Federal income tax purposes was $102,954,014. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost	$11,705,011
Excess of cost over market value	(5,237,331)
Net unrealized gain	$6,467,680

(a)	Non-income producing security.
B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.
††	At fair value as determined under the supervision of the Board of Directors. The market value and percentage of investments that are fair valued are $0 and 0.00% respectively.
ADR	American Depository Receipt

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JF China Fund
Level 1	$108,597,972	$—	$—	$—
Level 2	823,722	—	—	—
Level 3	—	—	—	—
Total	$109,421,694	$—	$—	$—
* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of March 31, 2007, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JF China Region Fund, Inc.

By (Signature and Title)* /s/ ____________________________________

Simon Crinage, President

(principal executive officer)

Date	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ___________________________________

Simon Crinage, President

(principal executive officer)

Date	May 29, 2008

By (Signature and Title)* /s/ ___________________________________

Michael J. James, Treasurer

(principal financial officer)

Date	May 29, 2008

* Print the name and title of each signing officer under his or her signature.